Document and Entity Information	Apr. 14, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001653909
Document Type	8-K/A
Document Period End Date	Apr. 14, 2026
Entity Registrant Name	Allbirds, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40963
Entity Tax Identification Number	47-3999983
Entity Address, Address Line One	530 Washington St.
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(628)
Local Phone Number	225-4848
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value
Trading Symbol	BIRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Explanatory Note: This Current Report on Form 8-K/A (this “Amendment”) is being filed by Allbirds, Inc. to amend its Current Report on Form 8-K (the “Original 8-K”) filed with the Securities and Exchange Commission on April 20, 2026, to check the box on the cover page of the Original 8-K to indicate that the information filed herein shall be deemed filed pursuant to Rule 14a-12 under the Securities Exchange Act of 1934 and to include the associated legends. Exhibits referred to in this Amendment are references to the exhibits filed with the Original 8-K.